Annual Total Returns- JPMorgan Income Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Income Fund - Class I	Annual Return 2011	Annual Return 2012	Annual Return 2013	Annual Return 2014	Annual Return 2015	Annual Return 2016
Total	(0.61%)	8.51%	5.95%	1.01%	11.79%	3.03%